VIRTUS SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—87.8%
Advertising—0.7%
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	$ 5,054	$ 4,527
Airlines—1.5%
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	9,450	9,287
Auto Components—1.0%
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	713
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	5,200	5,378
		6,091

Banks—0.9%
Morgan Stanley 3.620%, 4/17/25	5,500	5,430
Building Materials—0.4%
Eco Material Technologies, Inc. 144A 7.875%, 1/31/27(1)	2,500	2,222
Chemicals—0.4%
SCIL IV LLC 144A 5.375%, 11/1/26(1)	3,235	2,588
Coal—0.5%
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	3,355	3,204
Commercial Services—7.1%
Albion Financing 1 S.a.r.l. 144A 6.125%, 10/15/26(1)	5,000	4,279
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	7,000	5,863
APX Group, Inc. 144A 6.750%, 2/15/27(1)	10,000	9,274
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,811
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	6,000	5,865
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	16,250	14,381
		44,473

	Par Value	Value

Computers—0.1%
CA Magnum Holdings 144A 5.375%, 10/31/26(1)	$ 1,000	$ 865
Diversified Financial Services—11.5%
Bread Financial Holdings, Inc.
144A 4.750%, 12/15/24(1)	14,000	12,824
144A 7.000%, 1/15/26(1)	6,000	5,729
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	6,226
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(2)	16,046	12,155
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	15,025	10,217
Oxford Finance LLC 144A 6.375%, 2/1/27(1)	210	201
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,396
SLM Corp. 4.200%, 10/29/25	8,950	8,108
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,168
VistaJet Malta Finance plc 144A 7.875%, 5/1/27(1)	8,750	7,722
		71,746

Electric Utilities—0.2%
Calpine Corp. 144A 5.250%, 6/1/26(1)	1,096	1,041
Electronic Equipment, Instruments & Components—1.4%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	4,820
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	4,000	3,991
		8,811

Energy-Alternate Sources—2.2%
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	15,500	13,485
Engineering & Construction—2.7%
Artera Services LLC 144A 9.033%, 12/4/25(1)	21,053	16,965
	Par Value	Value

Entertainment—2.8%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	$ 4,092	$ 3,846
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,623
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	7,000	7,086
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	2,800	2,725
		17,280

Environmental Services—0.6%
Stericycle, Inc. 144A 5.375%, 7/15/24(1)	3,915	3,780
Equity Real Estate Investment Trusts (REITs)—0.8%
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,445
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,720
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	819
		4,984

Food Service—0.1%
Aramark Services, Inc. 144A 5.000%, 4/1/25(1)	586	561
Healthcare-Services—2.8%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	10,875	8,429
HCA, Inc. 5.375%, 2/1/25	1,500	1,492
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	6,400	5,532
Tenet Healthcare Corp. 4.625%, 7/15/24	1,764	1,693
		17,146

Home Builders—0.6%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,287
See Notes to Schedule of Investments

VIRTUS SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Home Builders—continued
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	$ 729	$ 711
		3,998

Household Products/Wares—0.5%
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,060
Internet—5.7%
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	21,450	17,311
Uber Technologies, Inc.
144A 7.500%, 5/15/25(1)	1,975	1,956
144A 8.000%, 11/1/26(1)	16,459	16,385
		35,652

Lodging—0.3%
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,165	2,040
Media—7.1%
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	9,597
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	18,850	14,775
Gannett Holdings LLC 144A 6.000%, 11/1/26(1)	3,000	2,512
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	6,282
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	5,334	4,751
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	2,000	1,882
144A 6.625%, 6/1/27(1)	5,000	4,761
		44,560

Mining—0.3%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	1,951
Miscellaneous Manufacturing—1.9%
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	13,750	12,134
Oil, Gas & Consumable Fuels—6.1%
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	17,094	15,716
PBF Holding Co. LLC 7.250%, 6/15/25	24,000	22,434
		38,150

	Par Value	Value

Pipelines—8.6%
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	$ 2,000	$ 1,800
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,816
144A 7.500%, 6/1/27(1)	950	916
Holly Energy Partners LP 144A 6.375%, 4/15/27(1)	2,500	2,353
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	17,700	16,727
144A 6.500%, 9/30/26(1)	5,250	4,755
NuStar Logistics LP 5.750%, 10/1/25	5,200	4,862
PBF Logistics LP 6.875%, 5/15/23	11,912	11,733
Rattler Midstream LP 144A 5.625%, 7/15/25(1)	5,000	4,998
Targa Resources Partners LP 6.500%, 7/15/27	3,000	3,073
		54,033

Real Estate—1.5%
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,163
Retail—4.1%
Carvana Co. 144A 5.625%, 10/1/25(1)	7,500	5,760
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	5,893
144A 8.500%, 10/30/25(1)	11,104	10,757
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,317
		25,727

Semiconductors—0.8%
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	5,007
Software—5.2%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,205
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	9,250	7,958
144A 6.500%, 10/15/28(1)	5,900	4,869
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	15,250	11,444
		32,476

	Par Value	Value

Telecommunications—3.7%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	$ 18,340	$ 16,481
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	2,000	1,393
Viasat, Inc. 144A 5.625%, 4/15/27(1)	6,250	5,404
		23,278

Transportation—3.7%
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	8,345
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	10,188	9,612
Ryder System, Inc. 4.625%, 6/1/25	2,000	2,011
XPO Logistics, Inc. 144A 6.250%, 5/1/25(1)	3,221	3,197
		23,165

Total Corporate Bonds and Notes (Identified Cost $632,394)		548,880

Leveraged Loans—8.8%
Advertising—0.4%
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 6.750%, 12/4/26 (3)	2,977	2,782
Commercial Services—1.8%
APX Group, Inc. (3 month LIBOR + 2.500%) 5.011%, 7/10/28 (3)	9,925	9,351
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 5.611%, 3/4/28 (3)	1,975	1,814
		11,165

Housewares—0.7%
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 4.842%, 2/26/29 (3)	5,000	4,291
Insurance—3.3%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 6.916%, 1/31/28 (3)	16,000	13,600
See Notes to Schedule of Investments

VIRTUS SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Insurance—continued
Tranche B-8 (1 month LIBOR + 3.250%) 4.916%, 12/23/26 (3)	$ 7,968	$ 7,206
		20,806

Pipelines—2.6%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 6.416%, 3/11/26 (3)	17,200	16,061
Total Leveraged Loans (Identified Cost $60,602)		55,105

	Shares
Common Stocks—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)(7)	40,020	—
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—96.6% (Identified Cost $692,996)		603,985

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(8)	11,558,288	11,558
Total Short-Term Investment (Identified Cost $11,558)		11,558

TOTAL INVESTMENTS—98.4% (Identified Cost $704,554)		$615,543
Other assets and liabilities, net—1.6%		9,995
NET ASSETS—100.0%		$625,538
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $461,882 or 73.8% of net assets.
(2)	100% of the income received was in cash.
(3)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Affiliated Investment.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	84%
Luxembourg	4
United Kingdom	3
Cayman Islands	2
Canada	2
Bermuda	1
Malta	1
Other	3
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$548,880	$—	$548,880	$—
Leveraged Loans	55,105	—	55,105	—
Common Stocks	—	—	—	—(1)
Money Market Mutual Fund	11,558	11,558	—	—
Total Investments	$615,543	$11,558	$603,985	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, Newfleet Asset Management, a division of Virtus Fixed Income Advisers LLC and an affiliate of Virtus Investment Advisers, Inc., replaced AllianzGI U.S. as subadviser of the Virtus Short Duration High Income Fund. Effective July 25, 2022, the Virtus Short Duration High Income Fund was renamed the Virtus Newfleet Short Duration High Income Fund.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.